SAVINGS PLAN MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Master Trust [Line Items]
Schedule of Master Trust
The major classes of investments of the Savings Plan Master Trust and the Plan's interest in the Savings Plan Master Trust as of December 31, 2025 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Plan's Interest in Master Trust
Mutual Funds	$645,028	$—	$—	$645,028	$3,486
Bristol-Myers Squibb Company Stock	488,202	—	—	488,202	8,925
Money Market Funds	347,141	—	—	347,141	5,501
Self-Directed Brokerage Accounts	563,112	36,546	—	599,658	4,304
Total	$2,043,483	$36,546	$—	2,080,029	22,216

Investments Measured at Net Asset Value(a):
Common Collective Trusts				10,525,923	43,137
Net Assets, at Fair Value				12,605,952	65,353
Net Assets, at Contract Value (Note 5)				295,677	5,256
Total Net Assets				$12,901,629	$70,609
The major classes of investments of the Savings Plan Master Trust and the Plan's interest in the Savings Plan Master Trust as of December 31, 2024 were as follows:

(Dollars in Thousands)	Level 1	Level 2	Level 3	Master Trust Total	Plan's Interest in Master Trust
Mutual Funds	$617,761	$—	$—	$617,761	$3,319
Bristol-Myers Squibb Company Stock	554,933	—	—	554,933	10,041
Money Market Funds	330,035	—	—	330,035	5,911
Self-Directed Brokerage Accounts	460,217	37,755	—	497,972	2,774
Total	$1,962,946	$37,755	$—	2,000,701	22,045

Investments Measured at Net Asset Value(a):
Common Collective Trusts				9,317,512	37,439
Net Assets, at Fair Value				11,318,213	59,484
Net Assets, at Contract Value (Note 5)				359,134	7,179
Total Net Assets				$11,677,347	$66,663

(a)    In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefit.
The total net investment income of the Savings Plan Master Trust for the year ended December 31, 2025 was as follows:

(Dollars in Thousands)
Net investment income:
Interest income	$40,821
Dividend income	39,835
Net appreciation in fair value of investments	1,825,628
Total net investment income	$1,906,284

Plan's share of net investment income in the Savings Plan Master Trust	$9,286